RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Jilin Jinong Hi-tech Development Shares Co., Ltd. (“Jinong”)	Being long-term investment of the Company (note 10)

Beijing Shihui	Being owned by close family members of the Company’s Chairman

Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin

(1)	Due from related parties

	September 30,
	2016	2017
	RMB	RMB

Beijing Shihui (i)	-	55,940

	-	55,940

Balance due from Shihui mainly consists of receivables of RMB38,200 related to disposal of the commercial seed business and working capital loan of RMB17,740.

(2)	Due to related parties

	September 30,
	2016	2017
	RMB	RMB

Henan Agriculture University	1,000	-
Xinjiang Ginbo Seeds Center (i)	10,000	10,000
Companies controlled by the Company’s directors	1,585	1,576
Ex-shareholders of State Harvest	16	16

	12,601	11,592

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.

(3)	Transactions with related parties

(a)	Technology usage fees charged by

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Henan Agriculture University	-	1,000	-

	-	1,000	-

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(b)	Rental income received from

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	-	250	-

(c)	Service income received from

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	-	-	396

(d)	Service fee charged by

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	-	-	600

(e)	Subsidiaries and assets sold to a related party

As further described in note 4, on September 26, 2016, the Company entered into a Master Transaction Agreement to sell its proprietary China-based commercial corn seed production and distribution business for RMB 400,000 to Beijing Shihui. On August 16, 2017, the Company entered into a supplemental agreement to the Master Transaction Agreement to increase the total consideration to RMB 421,000 and modify the payment terms.